SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 5) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Customer incentives
Number of deliverables under customer incentives arrangements	2
Revenue generated from multiple element arrangements	3,276
Sales and marketing expenses
Period from the date a new subscriber is activated during which revenues are received	6 months
Advertising costs	8,463	7,908	8,817
Minimum
Customer incentives
Period of offer of free telecommunication services	1 month
Maximum
Customer incentives
Period of offer of free telecommunication services	12 months